Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Randgold Corporation [Member]	Tanzanian Mines	Reserve of exchange differences on translation [member]	Capital stock	Capital stock Randgold Corporation [Member]	Retained earnings (deficit)	Accumulated other comprehensive income (loss) [1]	Other [2]	Total equity attributable to shareholders	Total equity attributable to shareholders Randgold Corporation [Member]	Non-controlling interests	Non-controlling interests Tanzanian Mines	Non-controlling interests Randgold Corporation [Member]	Additional paid-in capital [member]
Beginning balance (shares) at Dec. 31, 2018					1,167,847,000
Beginning balance at Dec. 31, 2018	$ 9,385				$ 20,883		$ (13,453)	$ (158)	$ 321	$ 7,593		$ 1,792
Net income	363						305			305		58
Total other comprehensive income	4						0	4		4
Total comprehensive income	367						305	4		309		58
Transactions with owners
Dividends	(64)						(64)			(64)
Increase (decrease) in number of shares outstanding						583,669,000
Increase (decrease) through acquisition of subsidiary, equity		$ 8,788				$ 7,903					$ 7,903			$ 885
Issued On Exercise Of Stock Options, Shares					25,000
Decrease Through Disbursements to Non-controlling Interests	28											28
Funding from non-controlling interests	14											14
Other decrease in non-controlling interests	(28)											(28)
Number of Shares Issued in Dividend Reinvestment Plan with Owners					1,128,000
Dividend reinvestment plan (shares)					1,128,000
Dividend reinvestment plan					$ 15		(15)
Increase (decrease) through share-based payment transactions, equity	5								5	5
Total transactions with owners (shares)					584,822,000
Total transactions with owners	8,715				$ 7,918		(79)		5	7,844		871
Ending balance (shares) at Jun. 30, 2019					1,752,669,000
Ending balance at Jun. 30, 2019	18,467			$ 84	$ 28,801		(13,227)	(154)	326	15,746		2,721			$ 283
Beginning balance (shares) at Dec. 31, 2019					1,777,927,000
Beginning balance at Dec. 31, 2019	29,827				$ 29,231		(9,722)	(122)	2,045	21,432		8,395			2,007
Net income	1,285						757			757		528
Total other comprehensive income	85				0		0	85	0	85		0
Total comprehensive income	1,370				$ 0		757	85	0	842		528
Transactions with owners
Dividends	(246)						(246)	0		(246)		0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			$ 238										$ 238
Issued On Exercise Of Stock Options, Shares					40,000
Decrease Through Disbursements to Non-controlling Interests	448				$ 0		0	0	0	0		448
Funding from non-controlling interests	1											1
Other decrease in non-controlling interests	$ (448)				$ 0		0	0	0	0		(448)
Number of Shares Issued in Dividend Reinvestment Plan with Owners	101,460				101,000
Dividend reinvestment plan (shares)	101,460				101,000
Dividend reinvestment plan					$ 3		(3)
Increase (decrease) through share-based payment transactions, equity	$ 4								4	4
Total transactions with owners (shares)					141,000
Total transactions with owners	(451)				$ 3		(249)	0	4	(242)		(209)
Ending balance (shares) at Jun. 30, 2020					1,778,068,000
Ending balance at Jun. 30, 2020	$ 30,746			$ 92	$ 29,234		$ (9,214)	$ (37)	$ 2,049	$ 22,032		$ 8,714			$ 2,011

[1]	Includes cumulative translation losses at June 30, 2020: $92 million (June 30, 2019: $84 million)
[2]	Includes additional paid-in capital as at June 30, 2020: $2,011 million (December 31, 2019: $2,007 million; June 30, 2019: $283 million). The accompanying notes are an integral part of these condensed interim consolidated financial statements.